FINANCIAL STATEMENTS
Western-Southern Life Assurance Company
Separate Account 1
Year Ended December 31, 2020
With Report of Independent Registered Public
Accounting Firm

Western-Southern Life Assurance Company
Separate Account 1

Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of Western-Southern Life Assurance Company and
The Contract Owners of Western-Southern Life Assurance Company Separate Account 1

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Western-Southern Life Assurance Company Separate Account 1 (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1999.
Cincinnati, Ohio
April 13, 2021

Appendix A
Subaccounts comprising Western-Southern Life Assurance Company Separate Account 1

Subaccounts	Statement of operations	Statements of changes in net assets
The Alger Portfolios
Non-Affiliated:
Alger Large Cap Growth Fund
Alger Small Cap Growth Fund

DWS Investments VIT Fund
Non-Affiliated Class A:
DWS Equity 500 Index VIP Fund

Invesco Variable Insurance Funds
Non-Affiliated:
Invesco V.I. American Franchise Fund
Invesco V.I. Government Securities Fund

Massachusetts Financial Service Variable Insurance Trust
Non-Affiliated Initial Class:
MFS Growth Fund
MFS Investors Trust Fund

Pimco Variable Insurance Trust
Non-Affiliated:
PIMCO VIT Long-Term U.S. Government Portfolio

Putnam Variable Trust
Non-Affiliated Class 1A:
Putnam VT Government Money Market Fund
Non-Affiliated Class 1B:
Putnam VT International Equity Fund

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Moderate ETF Fund
	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Touchstone Variable Series Trust Affiliated Service Class: Touchstone VST Bond Fund Touchstone VST Common Stock Fund	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019

Western-Southern Life Assurance Company Separate Account 1

Statement of Assets and Liabilities

December 31, 2020

Subaccount		Investments at fair value	Receivable from (payable to) the general account	Net Assets	Unit Value		Units Outstanding
Affiliated:
	Touchstone VST Moderate ETF Fund	$1,551,635	$1	$1,551,636	$18.78	1	73,561
					20.12	2	1,387
					18.78	3	424
					18.54	4	2,665
					18.31	5	4,640
	Touchstone VST Bond Fund	2,040,499	2	2,040,501	11.01	1	167,147
					11.10	2	4,214
					11.01	3	1,464
					11.00	4	6,821
					10.98	5	5,635
	Touchstone VST Common Stock Fund	9,729,316	4	9,729,320	13.15	1	688,406
					13.26	2	20,450
					13.15	3	11,560
					13.13	4	10,871
					13.11	5	8,430
Non-Affiliated:
	Alger Large Cap Growth Fund	1,295,681	(4)	1,295,677	38.46	1	30,019
					43.26	2	1,083
					38.46	3	722
					37.65	4	1,261
					36.85	5	520
	Alger Small Cap Growth Fund	635,730	(1)	635,729	44.09	1	13,280
					49.61	2	214
					44.09	3	564
					43.16	4	341
					42.25	5	—
	Invesco V.I. American Franchise Fund	816,829	(4)	816,825	33.87	1	21,186
					35.51	2	484
					33.87	3	704
					33.58	4	1,269
					33.29	5	469
	Invesco V.I. Government Securities Fund	88,268	(1)	88,267	17.39	1	5,037
					19.57	2	14
					17.39	3	—
					17.03	4	22
					16.67	5	—
	PIMCO VIT Long-Term U.S. Government Portfolio	635,967	4	635,971	36.16	1	16,186
					40.68	2	1,243
					36.16	3	—
					35.39	4	5
					34.65	5	—
1	Gold
2	Advisor
3	Select - Death Benefit Option 1
4	Select - Death Benefit Option 2
5	Select - Death Benefit Option 3

	See accompanying notes

3

Western-Southern Life Assurance Company Separate Account 1

Statement of Assets and Liabilities (continued)

December 31, 2020

Subaccount		Investments at fair value	Receivable from (payable to) the general account	Net Assets	Unit Value		Units Outstanding
Non-Affiliated Initial Class:
	MFS Growth Fund	$1,090,486	$—	$1,090,486	$43.22	1	19,843
					48.63	2	644
					43.22	3	1,218
					42.31	4	641
					41.42	5	2,939
	MFS Investors Trust Fund	632,107	2	632,109	28.73	1	20,559
					32.32	2	53
					28.73	3	604
					28.13	4	793
					27.53	5	—
Non-Affiliated Class 1A:
	Putnam VT Government Money Market Fund	359,341	1	359,342	9.64	1	33,386
					9.94	2	18
					9.64	3	—
					9.58	4	646
					9.53	5	3,283
Non-Affiliated Class 1B:
	Putnam VT International Equity Fund	1,344,243	(2)	1,344,241	24.26	1	49,625
					26.71	2	3,100
					24.26	3	664
					23.84	4	1,504
					23.43	5	237
Non-Affiliated Class A:
	DWS Equity 500 Index VIP Fund	356,677	2	356,679	28.48	1	10,329
					31.88	2	969
					28.48	3	761
					27.91	4	354
					27.35	5	—

1	Gold
2	Advisor
3	Select - Death Benefit Option 1
4	Select - Death Benefit Option 2
5	Select - Death Benefit Option 3

	See accompanying notes

4

Western-Southern Life Assurance Company Separate Account 1

Statement of Operations

Year Ended December 31, 2020

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk, and administrative charge	Net investment income (loss)	Realized gain (loss) on sale of investments	Realized gain distributions	Change in unrealized appreciation (depreciation) during the period	Net unrealized and realized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Moderate ETF Fund	$32,002	$(19,639)	$12,363	$(6,109)	$45,303	$80,624	$119,818	$132,181
Touchstone VST Bond Fund	33,985	(27,156)	6,829	16,431	—	132,233	148,664	155,493
Touchstone VST Common Stock Fund	52,429	(115,725)	(63,296)	118,521	269,369	1,464,219	1,852,109	1,788,813
Non-Affiliated:
Alger Large Cap Growth Fund	1,838	(13,854)	(12,016)	68,260	164,385	313,326	545,971	533,955
Alger Small Cap Growth Fund	5,315	(6,820)	(1,505)	8,099	35,652	216,367	260,118	258,613
Invesco V.I. American Franchise Fund	485	(9,163)	(8,678)	29,772	50,553	166,857	247,182	238,504
Invesco V.I. Government Securities Fund	2,022	(1,129)	893	496	—	2,700	3,196	4,089
PIMCO VIT Long-Term U.S. Government Portfolio	10,761	(8,379)	2,382	28,065	5,163	58,636	91,864	94,246
Non-Affiliated Initial Class:
MFS Growth Fund	—	(12,923)	(12,923)	37,346	62,197	170,497	270,040	257,117
MFS Investors Trust Fund	3,578	(7,551)	(3,973)	12,913	17,113	44,098	74,124	70,151
Non-Affiliated Class 1A:
Putnam VT Government Money Market Fund	929	(5,116)	(4,187)	—	—	—	—	(4,187)
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	18,609	(15,324)	3,285	12,919	—	123,073	135,992	139,277
Non-Affiliated Class A:
DWS Equity 500 Index VIP Fund	5,206	(4,113)	1,093	5,259	18,261	27,867	51,387	52,480

See accompanying notes

5

Western-Southern Life Assurance Company Separate Account 1

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Net realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Moderate ETF Fund	$12,363	$39,194	$80,624	$132,181	$9,767	$(134,864)	$17,558	$(1,016)	$(108,555)	$23,626	$1,528,010	$1,551,636	2,218	(8,770)	(6,552)
Touchstone VST Bond Fund	6,829	16,431	132,233	155,493	21,420	(178,768)	14,800	(1,387)	(143,935)	11,558	2,028,943	2,040,501	14,657	(28,619)	(13,962)
Touchstone VST Common Stock Fund	(63,296)	387,890	1,464,219	1,788,813	59,021	(875,098)	(78,599)	(5,441)	(900,117)	888,696	8,840,624	9,729,320	20,127	(99,334)	(79,207)
Non-Affiliated:
Alger Large Cap Growth Fund	(12,016)	232,645	313,326	533,955	5,204	(43,977)	(80,367)	(699)	(119,839)	414,116	881,561	1,295,677	1,326	(5,377)	(4,051)
Alger Small Cap Growth Fund	(1,505)	43,751	216,367	258,613	1,694	(25,786)	(35,961)	(312)	(60,365)	198,248	437,481	635,729	262	(2,197)	(1,935)
Invesco V.I. American Franchise Fund	(8,678)	80,325	166,857	238,504	4,184	(27,847)	(23,791)	(457)	(47,911)	190,593	626,232	816,825	169	(2,017)	(1,848)
Invesco V.I. Government Securities Fund	893	496	2,700	4,089	742	(8,573)	6,578	(37)	(1,290)	2,799	85,468	88,267	869	(946)	(77)
PIMCO VIT Long-Term U.S. Government Portfolio	2,382	33,228	58,636	94,246	12,127	(33,232)	(11,364)	(419)	(32,888)	61,358	574,613	635,971	2,463	(3,295)	(832)
Non-Affiliated Initial Class:
MFS Growth Fund	(12,923)	99,543	170,497	257,117	1,860	(23,512)	(3,044)	(535)	(25,231)	231,886	858,600	1,090,486	1,048	(1,658)	(610)
MFS Investors Trust Fund	(3,973)	30,026	44,098	70,151	2,801	(22,735)	10,243	(428)	(10,119)	60,032	572,077	632,109	667	(1,035)	(368)
Non-Affiliated Class 1A:
Putnam VT Government Money Market Fund	(4,187)	—	—	(4,187)	3,719	(45,878)	13,341	(356)	(29,174)	(33,361)	392,703	359,342	4,857	(7,861)	(3,004)
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	3,285	12,919	123,073	139,277	9,979	(52,982)	40,028	(788)	(3,763)	135,514	1,208,727	1,344,241	3,452	(3,180)	272
Non-Affiliated Class A:
DWS Equity 500 Index VIP Fund	1,093	23,520	27,867	52,480	409	(12,263)	2,571	(211)	(9,494)	42,986	313,693	356,679	291	(610)	(319)

See accompanying notes

6

Western-Southern Life Assurance Company Separate Account 1

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Net realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract Maintenance Charges	Net increase (decrease) in net assets from contract related transactions	Net increase (decrease) in net assets	Net Assets, beginning of period	Net Assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Moderate ETF Fund	$12,003	$82,206	$146,443	$240,652	$10,648	$(165,663)	$(746)	$(1,096)	$(156,857)	$83,795	$1,444,215	$1,528,010	577	(10,341)	(9,764)
Touchstone VST Bond Fund (a)	13,145	3,565	25,868	42,578	13,276	(191,613)	2,165,528	(826)	1,986,365	2,028,943	—	2,028,943	219,029	(19,786)	199,243
Touchstone VST Common Stock Fund (a)	(6,910)	94,350	522,023	609,463	32,603	(633,814)	8,835,132	(2,760)	8,231,161	8,840,624	—	8,840,624	883,181	(64,257)	818,924
Non-Affiliated:
Alger Large Cap Growth Fund	(11,641)	78,489	130,179	197,027	7,921	(162,243)	46,837	(673)	(108,158)	88,869	792,692	881,561	2,551	(7,488)	(4,937)
Alger Small Cap Growth Fund	(5,871)	19,966	90,723	104,818	2,863	(48,832)	20	(289)	(46,238)	58,580	378,901	437,481	657	(2,379)	(1,722)
Invesco V.I. American Franchise Fund	(8,071)	129,151	57,087	178,167	7,142	(85,495)	(4,574)	(456)	(83,383)	94,784	531,448	626,232	534	(4,303)	(3,769)
Invesco V.I. Government Securities Fund	753	(2,540)	6,324	4,537	1,245	(36,169)	2,576	(50)	(32,398)	(27,861)	113,329	85,468	335	(2,333)	(1,998)
PIMCO VIT Long-Term U.S. Government Portfolio	4,666	3,152	62,068	69,886	9,147	(86,158)	(16,722)	(440)	(94,173)	(24,287)	598,900	574,613	534	(3,588)	(3,054)
Non-Affiliated Initial Class:
MFS Growth Fund	(11,178)	139,838	121,097	249,757	2,589	(96,373)	3,768	(512)	(90,528)	159,229	699,371	858,600	858	(3,668)	(2,810)
MFS Investors Trust Fund	(3,865)	89,409	65,979	151,523	5,115	(122,404)	(4,482)	(468)	(122,239)	29,284	542,793	572,077	225	(5,409)	(5,184)
Non-Affiliated Class 1A:
Putnam VT Government Money Market Fund	2,140	—	—	2,140	4,482	(40,818)	(111,104)	(428)	(147,868)	(145,728)	538,431	392,703	1,084	(16,298)	(15,214)
Non-Affiliated Class 1B:
Putnam VT International Equity Fund	1,158	33,061	216,678	250,897	18,103	(182,881)	9,830	(856)	(155,804)	95,093	1,113,634	1,208,727	1,754	(9,358)	(7,604)
Non-Affiliated Class A:
DWS Equity 500 Index VIP Fund	2,170	23,654	50,655	76,479	407	(30,468)	(2,156)	(216)	(32,433)	44,046	269,647	313,693	68	(1,514)	(1,446)

See accompanying notes

(a) New Underlying Fund. See Note 1.	7

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements

December 31, 2020

1. Organization and Nature of Operations
Western-Southern Life Assurance Company Separate Account 1 (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Western-Southern Life Assurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding investment portfolio (“Underlying Fund”). The Separate Account currently has 13 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Each subaccount invests all its investible assets in shares of the Underlying Funds listed below:

The Alger Portfolios	Pimco Variable Insurance Trust
Non-Affiliated:	Non-Affiliated:
Alger Large Cap Growth Fund	PIMCO VIT Long-Term U.S. Government Portfolio
Alger Small Cap Growth Fund

DWS Investments VIT Fund	Putnam Variable Trust
Non-Affiliated Class A:	Non-Affiliated Class 1A:
DWS Equity 500 Index VIP Fund	Putnam VT Government Money Market Fund
Non-Affiliated Class 1B:
Putnam VT International Equity Fund
Invesco Variable Insurance Funds
Non-Affiliated:	Touchstone Variable Series Trust
Invesco V.I. American Franchise Fund	Affiliated Service Class:
Invesco V.I. Government Securities Fund	Touchstone VST Moderate ETF Fund
Touchstone VST Bond Fund
Massachusetts Financial Service Variable Insurance Trust	Touchstone VST Common Stock Fund
Non-Affiliated Initial Class:
MFS Growth Fund
MFS Investors Trust Fund

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund

As a result of restructuring in 2019, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

2. Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments. Share transactions are recorded on the trade date. Realized gains and losses on sales of Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

A contract owner may also allocate funds to the Fixed Account, which is part of the general account of the Company. Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
2. Significant Accounting Policies (continued)

market participants at the measurement date. Fair value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges, as applicable.
Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
3. Purchases and Sales of investments
The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2020 and the cost of shares held at December 31, 2020, for each subaccount were as follows:

Subaccount	Purchases	Sales	Cost

Touchstone Variable Series Trust
Touchstone VST Moderate ETF Fund	$116,071	$166,959	$1,572,663
Touchstone VST Bond Fund	191,038	328,143	1,882,399
Touchstone VST Common Stock Fund	534,631	1,228,676	7,743,076
The Alger Portfolios
Alger Large Cap Growth Fund	208,340	175,812	866,682
Alger Small Cap Growth Fund	48,457	74,677	325,981
Invesco Variable Insurance Funds
Invesco V.I. American Franchise Fund	55,508	61,543	486,232
Invesco V.I. Government Securities Fund	16,966	17,363	85,618
Pimco Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government Portfolio	107,922	133,265	512,471
Massachusetts Financial Service Variable Insurance Trust
MFS Growth Fund	95,887	71,844	592,634
MFS Investors Trust Fund	36,783	33,763	467,846
Putnam Variable Trust - Class IA
Putnam VT Government Money Market Fund	47,814	81,175	359,340
Putnam Variable Trust - Class IB
Putnam VT International Equity Fund	81,185	81,664	950,103
DWS Investments VIT Funds
DWS Equity 500 Index VIP Fund	29,857	19,998	264,740

12

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
4. Expenses and Related Party Transactions

The charges listed below are the annual rates deducted as a daily charge, thus affecting the unit values to compensate the Company for administrative expenses and for the assumption of mortality and expense risks.

•Touchstone Gold Variable Annuity - 1.35%
•Touchstone Advisor Variable Annuity - 0.80%
•Touchstone Select Variable Annuity
◦1.35% for the Standard Death Benefit
◦1.45% for the Annual Step Up Death Benefit
◦1.55% for the 6% Accumulating Death Benefit

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender as indicated below. The annual fee is taken from the contract’s account value by redeeming units.

•Touchstone Gold Variable Annuity - $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary.
•Touchstone Advisor - $35
•Touchstone Select Variable Annuity - $40 for the first ten contract years and the lesser of (a) $40 or (b) 0.14% of the contract value after the tenth Contract Anniversary. If the contract value is less than $50,000, the charge is waived.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed by the Company on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract, by redeeming units. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received. Touchstone Advisor has no surrender charge.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
5. Financial Highlights
A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.
*** Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**** Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)
5. Financial Highlights (continued)

Subaccount	Year	Units (000s)	Units Values	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio (***)	Total Return (****)
Affiliated:
Touchstone VST Moderate ETF Fund
	2020	83	$18.31 to $20.12	$1,552	2.22%	0.80% to 1.55%	9.31% to 10.19%
	2019	89	16.75 to 18.26	1,528	2.14%	0.80% to 1.55%	17.13% to 18.03%
	2018	99	14.30 to 15.47	1,444	1.72%	0.80% to 1.55%	(7.44)% to (6.81)%
	2017	126	15.45 to 16.60	1,990	2.02%	0.80% to 1.55%	11.96% to 12.77%
	2016	140	13.80 to 14.72	1,967	1.59%	0.80% to 1.55%	5.18% to 5.98%
Touchstone VST Bond Fund (July 12, 2019)
	2020	185	10.98 to 11.10	2,041	1.70%	0.80% to 1.55%	7.96% to 8.72%
	2019	199	10.17 to 10.21	2,029	1.26%	0.80% to 1.55%	1.70% to 2.10%
Touchstone VST Common Stock Fund (July 12, 2019)
	2020	740	13.11 to 13.26	9,729	0.61%	0.80% to 1.55%	21.61% to 22.55%
	2019	819	10.78 to 10.82	8,841	0.55%	0.80% to 1.55%	7.80% to 8.20%
Non-Affiliated:
Alger Large Cap Growth Fund
	2020	34	36.85 to 43.26	1,296	0.18%	0.80% to 1.55%	64.44% to 65.68%
	2019	38	22.41 to 26.11	882	—%	0.80% to 1.55%	25.48% to 26.44%
	2018	43	17.86 to 20.65	793	—%	0.80% to 1.55%	0.68% to 1.37%
	2017	52	17.74 to 20.37	966	—%	0.80% to 1.55%	26.44% to 27.47%
	2016	58	14.03 to 15.98	846	—%	0.80% to 1.55%	(2.3%) to (1.66%)
Alger Small Cap Growth Fund
	2020	14	42.25 to 49.61	636	1.05%	0.80% to 1.55%	64.59% to 65.81%
	2019	16	25.67 to 29.92	437	—%	0.80% to 1.55%	27.33% to 28.30%
	2018	18	20.16 to 23.32	379	—%	0.80% to 1.55%	(0.10)% to 0.65%
	2017	22	20.18 to 23.17	470	—%	0.80% to 1.55%	26.76% to 27.73%
	2016	25	15.92 to 18.14	412	—%	0.80% to 1.55%	4.6% to 5.4%
Invesco V.I. American Franchise Fund
	2020	24	33.29 to 35.51	817	0.07%	0.80% to 1.55%	40.17% to 41.19%
	2019	26	23.75 to 25.15	626	—%	0.80% to 1.55%	34.64% to 35.65%
	2018	30	17.64 to 18.54	531	—%	0.80% to 1.55%	(5.11)% to (4.38)%
	2017	35	18.59 to 19.39	651	0.08%	0.80% to 1.55%	25.44% to 26.32%
	2016	38	14.82 to 15.35	565	—%	0.80% to 1.55%	0.68% to 1.45%
Invesco V.I. Government Securities Fund
	2020	5	16.67 to 19.57	88	2.43%	0.80% to 1.55%	4.65% to 5.44%
	2019	5	15.93 to 18.56	85	2.13%	0.80% to 1.55%	4.46% to 5.22%
	2018	7	15.25 to 17.64	113	2.13%	0.80% to 1.55%	(0.97)% to (0.23)%
	2017	7	15.40 to 17.68	120	1.99%	0.80% to 1.55%	0.39% to 1.14%
	2016	8	15.34 to 17.48	124	1.83%	0.80% to 1.55%	(0.32%) to 0.40%
PIMCO VIT Long-Term U.S. Government Portfolio
	2020	17	34.65 to 40.68	636	1.69%	0.80% to 1.55%	15.58% to 16.46%
	2019	18	29.98 to 34.93	575	2.08%	0.80% to 1.55%	11.62% to 12.42%
	2018	21	26.86 to 31.07	599	2.40%	0.80% to 1.55%	(3.90)% to (3.18)%
	2017	22	27.95 to 32.09	632	2.18%	0.80% to 1.55%	7.29% to 8.12%
	2016	21	26.05 to 29.68	568	1.97%	0.80% to 1.55%	(0.84%) to (0.13%)

15

Western-Southern Life Assurance Company Separate Account 1

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

Subaccount	Year	Units (000s)	Units Values	Net Assets (000s)	Investment Income Ratio (**)	Expense Ratio (***)	Total Return (****/*****)
Non-Affiliated Initial Class:
MFS Growth Fund
	2020	25	$41.42 to $48.63	$1,090	—%	0.80% to 1.55%	29.84% to 30.83%
	2019	26	31.90 to 37.17	859	—%	0.80% to 1.55%	36.03% to 37.06%
	2018	29	23.45 to 27.12	699	0.09%	0.80% to 1.55%	1.08% to 1.84%
	2017	32	23.20 to 26.63	761	0.10%	0.80% to 1.55%	29.39% to 30.35%
	2016	38	17.93 to 20.43	700	0.04%	0.80% to 1.55%	0.90% to 1.64%
MFS Investors Trust Fund
	2020	22	27.53 to 32.32	632	0.64%	0.80% to 1.55%	12.09% to 12.93%
	2019	22	24.56 to 28.62	572	0.68%	0.80% to 1.55%	29.60% to 30.57%
	2018	28	18.95 to 21.92	543	0.61%	0.80% to 1.55%	(6.97)% to (6.24)%
	2017	33	20.37 to 23.38	696	0.71%	0.80% to 1.55%	21.47% to 22.34%
	2016	38	16.77 to 19.11	654	0.85%	0.80% to 1.55%	6.95% to 7.72%
Non-Affiliated Class 1A:
Putnam VT Government Money Market Fund
	2020	37	9.53 to 9.94	359	0.25%	0.80% to 1.55%	(1.24%) to (0.60%)
	2019	40	9.65 to 10.00	393	1.82%	0.80% to 1.55%	0.21% to 1.01%
	2018	56	9.63 to 9.90	538	1.41%	0.80% to 1.55%	(0.10%) to 0.61%
	2017	56	9.64 to 9.84	547	0.46%	0.80% to 1.55%	(1.13%) to (0.30%)
	2016	69	9.75 to 9.87	672	0.01%	0.80% to 1.55%	(1.52%) to (0.80%)
Non-Affiliated Class 1B:
Putnam VT International Equity Fund
	2020	55	23.43 to 26.71	1,344	1.61%	0.80% to 1.55%	10.36% to 11.20%
	2019	55	21.23 to 24.02	1,209	1.41%	0.80% to 1.55%	23.29% to 24.13%
	2018	62	17.22 to 19.35	1,114	1.39%	0.80% to 1.55%	(20.39)% to (19.74)%
	2017	69	21.63 to 24.11	1,531	2.23%	0.80% to 1.55%	24.67% to 25.57%
	2016	79	17.35 to 19.20	1,404	3.52%	0.80% to 1.55%	(3.93%) to (3.23%)
Non-Affiliated Class A:
DWS Equity 500 Index VIP Fund
	2020	12	27.35 to 31.88	357	1.66%	0.80% to 1.55%	16.28% to 17.16%
	2019	13	23.52 to 27.21	314	2.03%	0.80% to 1.55%	29.16% to 30.13%
	2018	14	18.21 to 20.91	270	1.69%	0.80% to 1.55%	(6.09)% to (5.38)%
	2017	15	19.39 to 22.10	304	1.73%	0.80% to 1.55%	19.69% to 20.57%
	2016	15	16.20 to 18.33	256	2.08%	0.80% to 1.55%	9.91% to 10.69%

16